Eaton Vance

Special Equities Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	17,471	$586,152
Mercury Systems, Inc.(1)	10,286	796,754

		$1,382,906

Auto Components — 2.9%
Dana, Inc.	35,110	$432,555
Dorman Products, Inc.(1)	5,460	493,475
Visteon Corp.(1)	4,080	282,418

		$1,208,448

Banks — 4.6%
Commerce Bancshares, Inc.	9,540	$537,007
Community Bank System, Inc.	7,405	403,276
First Citizens BancShares, Inc., Class A	1,100	350,658
First Republic Bank	2,563	279,521
Stock Yards Bancorp, Inc.	11,250	382,950

		$1,953,412

Biotechnology — 2.4%
Emergent BioSolutions, Inc.(1)	6,930	$716,077
Ligand Pharmaceuticals, Inc.(1)	3,295	314,079

		$1,030,156

Building Products — 1.8%
AZEK Co., Inc. (The)(1)	10,189	$354,679
Trex Co., Inc.(1)	5,340	382,344

		$737,023

Capital Markets — 1.9%
Cohen & Steers, Inc.	4,769	$265,824
Tradeweb Markets, Inc., Class A	9,130	529,540

		$795,364

Chemicals — 4.4%
Balchem Corp.	5,957	$581,582
NewMarket Corp.	600	205,392
Valvoline, Inc.	55,135	1,049,770

		$1,836,744

Commercial Services & Supplies — 0.9%
Herman Miller, Inc.	12,415	$374,436

		$374,436

Communications Equipment — 1.0%
F5 Networks, Inc.(1)	3,365	$413,121

		$413,121

Security	Shares	Value
Containers & Packaging — 0.8%
Ball Corp.	4,010	$333,311

		$333,311

Diversified Consumer Services — 2.4%
ServiceMaster Global Holdings, Inc.(1)	25,460	$1,015,345

		$1,015,345

Electric Utilities — 1.6%
Alliant Energy Corp.	13,229	$683,278

		$683,278

Electrical Equipment — 1.3%
AMETEK, Inc.	5,680	$564,592

		$564,592

Equity Real Estate Investment Trusts (REITs) — 10.1%
CubeSmart	22,057	$712,662
EastGroup Properties, Inc.	6,760	874,271
Equity LifeStyle Properties, Inc.	9,500	582,350
Healthcare Realty Trust, Inc.	23,505	707,971
National Retail Properties, Inc.	16,920	583,909
Rexford Industrial Realty, Inc.	16,940	775,174

		$4,236,337

Food & Staples Retailing — 0.6%
Performance Food Group Co.(1)	7,473	$258,715

		$258,715

Food Products — 3.8%
Flowers Foods, Inc.	15,380	$374,195
Lancaster Colony Corp.	1,435	256,578
Nomad Foods, Ltd.(1)	38,635	984,420

		$1,615,193

Gas Utilities — 1.2%
ONE Gas, Inc.	7,240	$499,632

		$499,632

Health Care Equipment & Supplies — 6.4%
Cooper Cos., Inc. (The)	881	$297,003
Envista Holdings Corp.(1)	14,420	355,886
Haemonetics Corp.(1)	8,350	728,537
ICU Medical, Inc.(1)	2,768	505,880
Tandem Diabetes Care, Inc.(1)	2,195	249,132
Teleflex, Inc.	1,599	544,332

		$2,680,770

Health Care Providers & Services — 7.3%
Addus HomeCare Corp.(1)	4,540	$429,075
Amedisys, Inc.(1)	2,115	500,049
Chemed Corp.	1,190	571,617
LHC Group, Inc.(1)	3,510	746,086
R1 RCM, Inc.(1)	47,015	806,307

		$3,053,134

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.5%
Choice Hotels International, Inc.	2,425	$208,453

		$208,453

Insurance — 5.1%
First American Financial Corp.	4,916	$250,274
Horace Mann Educators Corp.	15,635	522,209
RLI Corp.	5,802	485,802
Selective Insurance Group, Inc.	9,005	463,667
W.R. Berkley Corp.	6,780	414,597

		$2,136,549

IT Services — 4.8%
Black Knight, Inc.(1)	8,582	$747,063
Euronet Worldwide, Inc.(1)	7,406	674,687
NIC, Inc.	30,045	591,886

		$2,013,636

Leisure Products — 1.3%
Brunswick Corp.	5,610	$330,485
Polaris, Inc.	2,220	209,435

		$539,920

Machinery — 3.7%
Middleby Corp.(1)	4,570	$409,975
Mueller Water Products, Inc., Class A	76,695	796,861
Woodward, Inc.	4,260	341,481

		$1,548,317

Marine — 0.6%
Kirby Corp.(1)	6,658	$240,820

		$240,820

Multi-Utilities — 1.8%
CMS Energy Corp.	12,595	$773,459

		$773,459

Oil, Gas & Consumable Fuels — 0.7%
Diamondback Energy, Inc.	6,980	$210,237
PDC Energy, Inc.(1)	7,840	97,177

		$307,414

Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC(1)	3,905	$556,814

		$556,814

Professional Services — 1.4%
CBIZ, Inc.(1)	25,495	$583,071

		$583,071

Road & Rail — 1.8%
Kansas City Southern	1,945	$351,714
Landstar System, Inc.	3,140	394,039

		$745,753

Semiconductors & Semiconductor Equipment — 1.0%
Silicon Laboratories, Inc.(1)	4,495	$439,836

		$439,836

Security	Shares	Value
Software — 9.9%
ACI Worldwide, Inc.(1)	36,673	$958,265
Altair Engineering, Inc., Class A(1)	18,557	779,023
CDK Global, Inc.	12,565	547,708
Envestnet, Inc.(1)	8,790	678,236
nCino, Inc.(1)	2,164	172,428
RealPage, Inc.(1)	17,798	1,025,877

		$4,161,537

Specialty Retail — 5.4%
Asbury Automotive Group, Inc.(1)	1,940	$189,053
Five Below, Inc.(1)	3,475	441,325
Lithia Motors, Inc., Class A	2,660	606,321
National Vision Holdings, Inc.(1)	26,850	1,026,744

		$2,263,443

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	2,145	$186,572
Deckers Outdoor Corp.(1)	610	134,206

		$320,778

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	8,354	$460,305

		$460,305

Total Common Stocks (identified cost $33,638,838)		$41,972,022

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	213,806	$213,806

Total Short-Term Investments (identified cost $213,806)		$213,806

Total Investments — 100.4% (identified cost $33,852,644)		$42,185,828

Other Assets, Less Liabilities — (0.4)%		$(153,381)

Net Assets — 100.0%		$42,032,447

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

The Fund did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $213,806, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$971,029	$6,811,833	$(7,569,104)	$89	$(41)	$213,806	$3,448	213,806

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$41,972,022	*	$—	$—	$41,972,022
Short-Term Investments	—		213,806	—	213,806
Total Investments	$41,972,022		$213,806	$—	$42,185,828

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.